Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares				9 Months Ended
		Sep. 15, 2020	Jun. 16, 2020	Sep. 30, 2020
December 2015 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares				2,331,000
Market value per share price				$ 0.351
Weighted average exercise price				$ 7.10
Risk-free annual interest rate	[1]			0.1199%
Expected volatility	[2]			65.47%
Expected life (years)	[3]			2 months 16 days
Expected dividend yield	[4]			0.00%
September 2019 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares			3,325,000
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.65
Risk-free annual interest rate	[1]		0.30%
Expected volatility	[2]		104.50%
Expected life (years)	[3]		4 years 3 months 19 days
Expected dividend yield	[4]		0.00%
February 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares			2,608,696
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.20
Risk-free annual interest rate	[1]		0.36%
Expected volatility	[2]		119.30%
Expected life (years)	[3]		5 years 2 months 12 days
Expected dividend yield	[4]		0.00%
February 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares			243,478
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.62
February 2020 Broker Warrants [Member]
Statement Line Items [Line Items]
Risk-free annual interest rate	[1]		0.32%
Expected volatility	[2]		113.30%
Expected life (years)	[3]		4 years 8 months 12 days
Expected dividend yield	[4]		0.00%
August 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		9,320,907
Market value per share price		$ 0.38
Weighted average exercise price		$ 0.47
Risk-free annual interest rate	[1]	0.31%
Expected volatility	[2]	120.50%
Expected life (years)	[3]	5 years 4 months 24 days
Expected dividend yield	[4]	0.00%
August 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		869,952
Market value per share price		$ 0.38
Weighted average exercise price		$ 0.704063
Risk-free annual interest rate	[1]	0.26%
Expected volatility	[2]	114.60%
Expected life (years)	[3]	4 years 10 months 25 days
Expected dividend yield	[4]	0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[3]	Based upon time to expiry from the reporting period date.
[4]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.